Integrity Energized Dividend Fund

Summary Prospectus ║ May 2, 2017
Ticker: NRGDX (Class A); NRGUX (Class C); NRIGX (Class I)

This summary prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.integrityvikingfunds.com/documents. You can also get this information at no cost by calling 800-276-1262 or by sending an e-mail request to marketing@integrityviking.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated April 30, 2017, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number, or e-mail address noted above.

Investment Objective

The Fund seeks long‑term appreciation while providing high current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” on page 43 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 46 of the prospectus and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b‑1) Fees	0.25%	1.00%	0.00%
Other Expenses	7.39%	10.80%	4.79%
Total Annual Fund Operating Expenses	8.39%	12.55%	5.54%
Fee Waivers and Expense Reimbursements(1)	(7.34%)	(10.75%)	(4.74%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.05%	1.80%	0.80%

(1)

The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2018 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non‑recurring expenses, and acquired fund fees and expenses) do not exceed 1.05% of average daily net assets for Class A shares, 1.80% of average daily net assets for Class C shares, and 0.80% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to April 30, 2018 with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Class I shares of the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Class I shares of the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement currently in place is not renewed beyond April 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class C Shares	Class I Shares
1 Year	$ 602	$ 285	$ 82	$ 602	$ 185	$ 82
3 Years	$ 2,361	$ 2,953	$1,304	$ 2,361	$ 2,953	$1,304
5 Years	$ 4,300	$ 6,006	$2,652	$ 4,300	$ 6,006	$2,652
10 Years	$10,061	$15,078	$6,657	$10,061	$15,078	$6,657
1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.17% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objective, under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend‑paying equity securities. The principal type of equity security in which the Fund will invest is common stock. The Fund will normally invest at least 65% of its net assets in the equity securities of domestic and foreign issuers with business operations in or related to energy industries, including certain utilities and materials companies. In connection with investing in companies with business operations in or related to energy industries, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund’s investments in the equity securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts (“ADRs”).

The Fund may invest in companies of any size. In selecting securities, the Fund’s portfolio management team (“Team”) begins with a top down approach considering both U.S. and global economic factors, commodity prices and its outlook for specific industries. The Team then considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price‑to‑earnings (P/E) multiples and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

The Fund has a concentration in the energy sector -- meaning that at least 25% of the Fund’s total assets will be invested (in the aggregate) in securities of issuers in one or more industries in the energy sector. For this purpose, the energy sector is defined to include the following industries:

•	exploration and production;

•	energy services;

•	energy equipment;

•	pipelines; and

•	refiners.

Portfolio weightings among these and other industries will be adjusted according to the Team’s outlook for each industry.

The Team may consider selling a security if, among other considerations, its business fundamentals have deteriorated, it no longer pays a dividend, or a more attractive investment opportunity is identified.

The Fund is non‑diversified, meaning that it can concentrate its investments in a more limited number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate, at times dramatically, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Dividend‑Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders could decline when dividend income from stocks in the Fund’s portfolio declines. The Fund’s emphasis on dividend‑paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund’s ability to generate income.

Concentration Risk: To the extent the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or sector and the securities of companies in that industry or sector could react similarly to these or other developments. Since the Fund concentrates in the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

2

Risks of Investing in the Energy Sector: The Fund has a concentration in the energy sector and will therefore be susceptible to adverse economic, business, political, environmental, regulatory or other occurrences affecting that sector. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector are affected by a variety of factors related to worldwide energy prices, exploration costs, energy conservation efforts and production spending. The performance of these companies and the prices of these securities are subject to changes in currency exchange rates, government regulation, world events and weather, depletion of natural resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. The price of oil, natural gas and other fossil fuels could decline significantly and experience significant volatility, and adversely impact companies operating in the energy sector. Further, companies in the energy sector may be at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism.

Risks of Materials Companies: The Fund may invest in securities of materials companies. General risks associated with materials companies include the general state of the economy, domestic and international politics, price and supply fluctuations, labor relations, government regulations, volatile interest rates, consumer spending trends, overall capital spending levels, and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, currency exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. These companies are also at risk for environmental damage and product liability claims.

Risks of Utilities Companies: Utilities companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, supply of and demand for services, and the cost and delay of technological developments. Utilities companies also face the risk of increases in the cost and decreases in the availability of fuel.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Risks of Foreign Securities (including Depositary Receipts): The Fund may invest in securities of non‑U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non‑domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The Fund’s investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as ADRs, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risks of Non‑Diversification: Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

New Fund Risk: The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

3

Fund Performance

Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year. Performance information will be shown after the Fund has been in operation for one calendar year. At that time, annual performance information will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year for Class A shares (which are not offered through this prospectus) and by comparing the Fund’s performance to a broad measure of market performance. The Fund’s performance will also be available at www.integrityvikingfunds.com or by calling 800‑276‑1262. The Fund’s past performance (before and after taxes) will not necessarily be an indication of how the Fund will perform in the future.

Management

Investment Adviser

Viking Fund Management, LLC is the Fund’s investment adviser.

Portfolio Managers

Name	Length of Service to Fund	Title
Shannon Radke	Since May 2016	Senior Portfolio Manager
Monte Avery	Since May 2016	Senior Portfolio Manager
Michael Morey	Since May 2016	Portfolio Manager
Trey Welstad	Since May 2016	Portfolio Manager

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000 ($50 for accounts opened through monthly systematic investment plan accounts and $250 for an IRA account). The minimum subsequent investment is $50. The Fund may, however, accept investments of smaller initial or subsequent amounts at its discretion. Class I shares are not available for IRAs or employer sponsored IRAs, unless purchased through a fee-based advisory account with a financial intermediary. You may contact the Fund’s transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

The Fund’s distributions will generally be taxed as ordinary income or capital gains.

Payments to Broker‑Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker‑dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

4